Financial income (expenses), net	12 Months Ended
Dec. 31, 2023
Component Of Other Non Operating Income Expense [Abstract]
Financial income (expenses), net
Note 15: - Financial income (expenses), net

	Year ended December 31,
	2023	2022	2021
Bank charges and other financial expenses	$(185)	$(596)	$(134)
Amortization of discount and issuance costs of convertible notes	(2,541)	(2,527)	(20,029)
Derivatives and hedging	(395)	(875)	-
Exchange rate gain (loss), net	131	1,141	(1,273)
Amortization of premium and accretion of discount on marketable securities, net	730	(6,385)	(7,903)
Interest income, net	22,423	12,866	9,826
	$20,163	$3,624	$(19,513)